united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

Swan Defined Risk Fund
Class A – SDRAX
Class C – SDRCX
Class I – SDRIX

Swan Defined Risk Emerging Markets Fund
Class A – SDFAX
Class C – SDFCX
Class I – SDFIX

Swan Defined Risk Foreign Developed Fund
Class A – SDJAX
Class C – SDJCX
Class I – SDJIX

Swan Defined Risk U.S. Small Cap Fund
Class A – SDCAX
Class C – SDCCX
Class I – SDCIX

Annual Report
June 30, 2016

1-877-896-2590

www.swandefinedriskfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Swan Defined Risk Fund

Swan Defined Risk Emerging Markets Fund

Swan Defined Risk Foreign Developed Fund

Swan Defined Risk U.S. Small Cap Fund

SHAREHOLDER LETTER

June 30, 2016
Fiscal Year Annual Review

Dear Shareholders,

The Swan Defined Risk Fund Class I Institutional (SDRIX) shares returned -0.48% net-of-fees (assumes the reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2016. In comparison, the S&P 500 Total Return Index1 advanced 3.99% over the same time frame. The equally-weighted nine Select Sector SPDR ETF positions held in the SDRIX portfolio outperformed the cap-weighted S&P 500 index by approximately 1.82% largely due to strength in the overweight utilities (XLU) sector. The unprecedented decline in government bond yields and investors’ rotation into defensive stocks prompted a 31.13% gain in XLU during the fiscal year ended June 30, 2016. The outperformance in the equally-weighted sector ETF holdings in the SDRIX portfolio vs the cap-weighted S&P 500 index helped ameliorate the loss in the SPX LEAPS put options, which are used to hedge the SDRIX portfolio. As we would expect, the value of the hedge decayed modestly through the rise in the S&P 500. Overall, the hedged equity (nine Select Sector SPDR ETFs + SPX LEAPS put options) component of the SDRIX portfolio eased -0.23% for the fiscal year ended June 30, 2016. Additionally, the options income component of the SDRIX portfolio declined -0.25% during the fiscal year ended June 30, 2016. Options income was hurt mostly by the unprecedented volatility in late August 2015. However, we were able to recover most of the August loss with realized gains in options income during the subsequent ten months. Finally, SDRIX had a $0.0883 distribution (0.79%) on December 21, 2015 which stemmed from core equity dividend income received over the prior year.

The Swan Defined Risk Emerging Markets Fund Class I Institutional (SDFIX) shares returned -8.40% net-of-fees (assuming reinvestment of dividends and capital gains) for the fiscal year ended June 30, 2016. In comparison, the MSCI Emerging Markets Index returned -11.71% over the same time frame. The hedged equity component of the SDFIX portfolio (EEM ETF + EEM LEAPS put

[1]	A total return index is a type of equity index that tracks the capital gains of a group of stocks over time, and assumes that any cash distributions, such as dividends, are reinvested back into the index.

options) decreased -7.15% during the prior fiscal year. As expected, the hedge component (EEM LEAPS put options) protected the SDFIX portfolio against the -11.25% decrease in the EEM shares. The options income component of the SDFIX portfolio fell -1.25% during the fiscal year ended June 30, 2016. The loss in options income was mostly attributable to market dislocation on August 24, 2015 and intermittent, multi-day up and down trends in EEM shares over the past fiscal year. Range-bound market conditions are most ideal for options income. Finally, SDFIX had a distribution of $0.088 (1.00%) on December 21, 2015 which stemmed from core equity dividend income received over the prior year.

The Swan Defined Risk Foreign Developed Fund Class I Institutional (SDJIX) shares returned -1.40% net-of-fees (assuming reinvestment of dividends and capital gains) from its inception on December 29, 2015 to June 30, 2016. In comparison, the MSCI EAFE Index (EAFE – Europe, Australia, Far East) returned -4.88% over the same time period. The hedged equity component of the SDJIX portfolio (EFA ETF + EFA LEAPS put options) decreased -2.08% during the first six months of 2016. The outperformance of the hedged equity component vs the benchmark was due to effectiveness of the hedge and favorable timing of SDJIX share purchases by a major shareholder. The options income component of the SDJIX portfolio gained 0.68% during the six months ended June 30, 2016. This is a respectable result given the elevated volatility in EFA at the beginning of the year and with the unexpectedBrexit vote in late June.

The Swan Defined Risk U.S. Small Cap Fund Class I Institutional (SDCIX) shares returned 2.80% net-of-fees (assuming the reinvestment of dividends and capital gains) from its inception on December 29, 2015 to June 30, 2016. In comparison, the Russell 2000 Total Return Index was barely positive at 0.05% over the same time period. The hedged equity component of the SDCIX portfolio (IWM ETF + RUT LEAPS put options) advanced 1.90% during the first six months of 2016. The outperformance of the hedged equity component vs the benchmark was due to effectiveness of the hedge and favorable timing of SDCIX share purchases by a major shareholder. The options income component of the SDCIX portfolio gained 0.90% during the six months ended June 30, 2016.

Strategy

The Swan Defined Risk’s core strategy is to deliver consistent returns over a full market cycle with a simple three-step approach. First, we purchase an ETF or basket of ETFs that represent a broad range of stocks. Secondly, we hedge most or all of the notional value of the ETFs through the purchase of corresponding LEAPS put options.2 Finally, we proportionally write shorter-term options against the long ETFs and LEAPS puts. Premiums received from writing short-term options represent income-type positions that are designed to take advantage of risk premia3 and time decay and to help pay for the cost of the hedge.

Swan has managed this strategy since 1997 as a way of addressing the risks posed by bear markets. We combine tax-efficient, low-cost exposure to the U.S. stock market with long-dated options that

[2]	LEAPS - Long-term Equity AnticiPation Securities have the same characteristics as standard options, but with expiration dates up to three years in the future.

[3]	Risk Premia as it relates to options is a condition in which implied volatility is greater than historical volatility.

protect against major market downturns. Although our strategy can be vulnerable to short-term declines like the August 2015 correction, we’ve done a great job protecting against cyclical bear markets. Most investors try to manage risk with diversification, but you can’t diversify market risk away. Instead, we choose to directly attack market risk by including assets that have an inverse correlation to the markets (LEAPS put options). In the Swan Defined Risk Fund, we maintain an equity portfolio that equally weights nine sectors of the S&P 500 through the Select SPDR ETFs, which we rebalance regularly. In the long-term, an equal-weight sector strategy has outperformed a cap-weighted one in part because it forces you to continually buy low and sell high. The equal-weight strategy typically underperforms at the end of a bull market when index gains are driven by a handful of momentum-driven stocks, but over full market cycles it has often outperformed. In the other three funds in the Swan Fund Family, we buy one ETF security that directly relates to the particular strategy (i.e., IWM for Swan U.S. Small Cap). Our maxim is KISS: keep it simple, stupid. Low-cost, tax efficient market exposure, reliable hedges against bear markets, keep market timing to a minimum, no attempts at individual security selection. It’s a strategy that has worked for us.

Outlook

Looking ahead, it appears that potential future returns for U.S. equities will continue to be muted by relatively high current valuations amid five consecutive quarters of declining U.S. company earnings. Paradoxically, government bond yields are hitting record lows as extraordinary monetary accommodation by global central banks has failed to lift inflation or provide a robust recovery. The lack of inflation is primarily due to declining velocity of money as its supply is printed ever higher. Since 2006, global central banks have cut interest rates 697 times, purchased $15 trillion of financial assets, and have implemented negative interest rate policies in Europe and Japan.4 In light of these extraordinary market conditions, we believe this is an opportune time to consider hedged equity, particularly the Swan Fund Family that can diversify risk by category (Swan Defined Risk and U.S. Small Cap) and geography (Swan Emerging Markets and Swan Foreign Developed), as a substantive portion of an investor’s portfolio.

We appreciate your confidence in our mutual funds and look forward to our next communication with our shareholders. We are working hard toward our primary objectives of protecting investment portfolios against downside exposure and seeking better than average returns in the hedged equity fund class.

1286-NLD-8/5/2016

Best Regards,

Randy Swan
President

[4]	Source – Bank of America Research

SWAN DEFINED RISK FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

	Annualized	Annualized	Annualized	Annualized
	One Year	Three Year	Since Inception (a)	Since Inception (b)
Swan Defined Risk Fund - Class A	(0.70)%	4.63%	4.70%	N/A
Swan Defined Risk Fund - Class A with Load	(6.17)%	2.68%	3.20%	N/A
Swan Defined Risk Fund - Class C	(1.37)%	3.88%	N/A	3.78%
Swan Defined Risk Fund - Class I	(0.48)%	4.90%	4.95%	N/A
S&P 500 Total Return Index (c)	3.99%	11.66%	13.61%	12.75%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated October 28, 2015 are 1.58%, 2.33% and 1.33% for the Class A, C and I shares respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of purchase if the purchase was made after June 19, 2015. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date for Class A and Class I is July 30, 2012.

(b)	Inception date for Class C is October 18, 2012.

(c)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2016
Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	89.4%
Purchased Put Options	7.0%
Short Term Investments	5.3%
Purchased Call Options	0.1%
Call Options Written	(0.9)%
Put Options Written	(0.5)%
Liabilities in Excess of Other Assets	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

	Annualized	Annualized
	One Year	Since Inception (a)
Swan Defined Risk Emerging Markets Fund - Class A	(8.57)%	(5.24)%
Swan Defined Risk Emerging Markets Fund - Class A with Load	(13.62)%	(8.74)%
Swan Defined Risk Emerging Markets Fund - Class C	(9.28)%	(5.92)%
Swan Defined Risk Emerging Markets Fund - Class I	(8.40)%	(5.06)%
MSCI Emerging Markets Index (b)	(11.71)%	(5.96)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2015, are 3.05%, 3.80% and 2.80% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months if the purchase was made after June 19, 2015. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 30, 2014.

(b)	The MSCI Emerging Markets Index captures large and mid cap representation across 23 Emerging Markets (EM) countries. With 822 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2016
Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	87.6%
Purchased Put Options	8.4%
Short Term Investments	2.9%
Purchased Call Options	0.0%
Call Options Written	(1.0)%
Put Options Written	(0.6)%
Other Assets Less Liabilities	2.7%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the period ended June 30, 2016, as compared to its benchmark:

Since Inception (a)
Swan Defined Risk Foreign Developed Fund - Class A	(1.50)%
Swan Defined Risk Foreign Developed Fund - Class A with Load	(6.90)%
Swan Defined Risk Foreign Developed Fund - Class C	(1.80)%
Swan Defined Risk Foreign Developed Fund - Class I	(1.40)%
MSCI EAFE Index (b)	(4.88)%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2015, are 2.06%, 2.81% and 1.81% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2016
Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	83.2%
Short Term Investments	8.5%
Purchased Put Options	8.5%
Purchased Call Options	0.1%
Put Options Written	(0.3)%
Call Options Written	(0.8)%
Other Assets Less Liabilities	0.8%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO REVIEW (Unaudited)
June 30, 2016

The Fund’s performance figures* for the periods ended June 30, 2016, as compared to its benchmark:

Since Inception (a)
Swan Defined Risk U.S. Small Cap Fund - Class A	2.80%
Swan Defined Risk U.S. Small Cap Fund - Class A with Load	(2.84)%
Swan Defined Risk U.S. Small Cap Fund - Class C	2.50%
Swan Defined Risk U.S. Small Cap Fund - Class I	2.80%
Russell 2000 Total Return Index (b)	0.05%

Comparison of the Change in Value of a $10,000 Investment

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total operating expenses, before any fee waivers, as stated in the fee table to the Fund’s prospectus dated October 28, 2015, are 1.93%, 2.68% and 1.68% for the Class A, C and I shares, respectively. Class A shares are subject to a maximum sales charge of up to 5.50% imposed on purchases. Class C shares are subject to a maximum deferred sales charge of up to 1.00% on redemptions made within 12 months of the initial purchase. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is December 29, 2015.

(b)	The Russell 2000 Total Return Index is an unmanaged market capitalization-weighted index which measures the performance of the small-cap sector of the U.S. stock market. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

Portfolio Composition as of June 30, 2016
Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	87.9%
Short Term Investments	7.9%
Purchased Put Options	6.7%
Purchased Call Options	0.2%
Put Options Written	(0.8)%
Call Options Written	(1.7)%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed description of the Fund’s holdings.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 89.4%
	EQUITY FUNDS - 89.4%
2,183,835	Consumer Discretionary Select Sector SPDR Fund ^	$170,448,322
3,278,124	Consumer Staples Select Sector SPDR Fund ^	180,788,538
2,626,349	Energy Select Sector SPDR Fund ^	179,222,056
7,507,485	Financial Select Sector SPDR Fund ^	171,395,882
2,480,447	Health Care Select Sector SPDR Fund ^	177,897,659
3,110,083	Industrial Select Sector SPDR Fund ^	174,040,245
3,732,699	Materials Select Sector SPDR Fund ^ #	172,973,272
4,120,982	Technology Select Sector SPDR Fund ^	178,685,779
3,544,190	Utilities Select Sector SPDR Fund ^	185,963,649
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $1,438,997,298)	1,591,415,402

Contracts *
	PURCHASED CALL OPTIONS - 0.1%
498	S&P 500 Index, Expiration July 2016, Exercise Price $2,275 +	12,450
1,833	S&P 500 Index, Expiration August 2016, Exercise Price $2,160 +	1,668,030
750	S&P 500 Index, Expiration September 2016, Exercise Price $2,200 +	513,750
	TOTAL PURCHASED CALL OPTIONS - (Cost - $746,963)	2,194,230

	PURCHASED PUT OPTIONS - 7.0%
498	S&P 500 Index, Expiration July 2016, Exercise Price $1,500 +	9,960
750	S&P 500 Index, Expiration September 2016, Exercise Price $1,930 +	1,440,000
99	S&P 500 Index, Expiration December 2016, Exercise Price $1,850 +	1,106,325
48	S&P 500 Index, Expiration December 2016, Exercise Price $1,925 +	637,680
45	S&P 500 Index, Expiration December 2016, Exercise Price $1,975 +	670,050
6,452	S&P 500 Index, Expiration December 2016, Exercise Price $2,025 +	107,587,100
343	S&P 500 Index, Expiration December 2016, Exercise Price $2,050 +	6,052,235
394	S&P 500 Index, Expiration December 2016, Exercise Price $2,100 +	7,775,590
	TOTAL PURCHASED PUT OPTIONS - (Cost - $152,742,794)	125,278,940

	TOTAL OPTIONS PURCHASED - (Cost - $153,489,757)	127,473,170

Shares
	SHORT TERM INVESTMENTS - 5.3%
76,826,533	Dreyfus Treasury Cash Management - Institutional Shares, 0.24% **	76,826,533
17,061,470	Goldman Sachs Financial Square Fund - Money Market Fund, 0.28% **	17,061,470
	TOTAL SHORT TERM INVESTMENTS (Cost $93,888,003)	93,888,003

	TOTAL INVESTMENTS - 101.8% (Cost - $1,686,375,058)(a)	$1,812,776,575
	CALL OPTIONS WRITTEN - (0.9)% (Premiums Received - $5,957,134)	(15,856,960)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums Received - $15,199,158)	(9,826,680)
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(6,942,619)
	NET ASSETS - 100.0%	$1,780,150,316

Contracts *
	CALL OPTIONS WRITTEN - (0.9)%
3,634	S&P 500 Index, Expiration August 2016, Exercise Price $2,120 +	9,103,170
750	S&P 500 Index, Expiration September 2016, Exercise Price $2,140 +	1,998,750
3,616	S&P 500 Index, Expiration September 2016, Exercise Price $2,175 +	4,755,040
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $5,957,134)	15,856,960

	PUT OPTIONS WRITTEN - (0.5)%
3,634	S&P 500 Index, Expiration August 2016, Exercise Price $1,925 +	3,452,300
3,616	S&P 500 Index, Expiration September 2016, Exercise Price $1,850 +	4,266,880
750	S&P 500 Index, Expiration September 2016, Exercise Price $1,990 +	2,107,500
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $15,199,158)	9,826,680

	TOTAL OPTIONS WRITTEN - (Premiums Received - $21,156,292)	$25,683,640

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
PORTFOLIO OF INVESTMENTS (Continued)
June 30, 2016

SPDR - Standard & Poor’s Depositary Receipts

^	All or a portion of the security is held as collateral for written call and put options.

#	Affiliated issuer.

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options purchased and options written is $1,643,385,097 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$171,678,060
Unrealized depreciation:	(27,970,222)
Net unrealized appreciation	$143,707,838

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value
	EXCHANGE TRADED FUND - 87.6%
	EQUITY FUND - 87.6%
496,761	iShares MSCI Emerging Markets ETF ^	$17,068,708
	TOTAL EXCHANGE TRADED FUND - (Cost - $18,547,508)

Contracts *
	PURCHASED CALL OPTIONS - 0.0%
8	S&P 500 Index, Expiration September 2016, Exercise Price $2,200 + (Cost - $3,609)	5,480

	PURCHASED PUT OPTIONS - 8.4%
272	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $30 +	71,944
1,674	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $31 +	508,059
2,687	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $32 +	913,580
335	iShares MSCI Emerging Markets ETF, Expiration January 2018, Exercise Price $33 +	128,975
8	S&P 500 Index, Expiration September 2016, Exercise Price $1,930 +	15,360
	TOTAL PURCHASED PUT OPTIONS - (Cost - $2,205,911)	1,637,918

	TOTAL OPTIONS PURCHASED - (Cost - $2,209,520)	1,643,398

Shares
	SHORT TERM INVESTMENTS - 2.9%
564,576	Dreyfus Treasury Cash Management - Institutional Shares, 0.24% **	564,576
	(Cost $564,576)

	TOTAL INVESTMENTS - 98.9% (Cost - $21,321,604)(a)	$19,276,682
	CALL OPTIONS WRITTEN - (1.0)% (Premiums Received - $134,685)	(208,520)
	PUT OPTIONS WRITTEN - (0.6)% (Premiums Received - $208,885)	(118,480)
	OTHER ASSETS LESS LIABILITIES - 2.7%	534,164
	NET ASSETS - 100.0%	$19,483,846
Contracts *
	CALL OPTIONS WRITTEN - (1.0)%
4,800	iShares MSCI Emerging Markets ETF, Expiration August 2016, Exercise Price $36 +	187,200
8	S&P 500 Index, Expiration September 2016, Exercise Price $2,140 +	21,320
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $134,685)	208,520

	PUT OPTIONS WRITTEN - (0.6)%
4,800	iShares MSCI Emerging Markets ETF, Expiration August 2016, Exercise Price $30 +	96,000
8	S&P 500 Index, Expiration September 2016, Exercise Price $1,990 +	22,480
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $208,885)	118,480

	TOTAL OPTIONS WRITTEN - (Premiums Received - $343,570)	$327,000

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options purchased and options written is $21,164,695 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$80,292
Unrealized depreciation:	(2,295,305)
Net unrealized depreciation	$(2,215,013)

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 83.2%
	EQUITY FUNDS - 83.2%
101,500	iShares MSCI EAFE ETF ^	$5,664,715
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $5,698,128)

Contracts *
	PURCHASED CALL OPTIONS - 0.1%
460	iShares MSCI EAFE ETF, Expiration August 2016, Exercise Price $60 +	5,060
3	S&P 500 Index, Expiration September 2016, Exercise Price $2,200 +	2,055
	TOTAL PURCHASED CALL OPTIONS - (Cost - $7,304)	7,115

	PURCHASED PUT OPTIONS - 8.5%
167	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $51 +	69,305
11	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $52 +	4,895
164	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $53 +	79,130
54	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $55 +	31,995
619	iShares MSCI EAFE ETF, Expiration January 2018, Exercise Price $56 +	383,780
3	S&P 500 Index, Expiration September 2016, Exercise Price $1,930 +	5,760
	TOTAL PURCHASED PUT OPTIONS - (Cost - $683,379)	574,865

	TOTAL OPTIONS PURCHASED - (Cost - $690,683)	581,980

Shares
	SHORT TERM INVESTMENTS - 8.5%
589,237	Dreyfus Treasury Cash Management - Institutional Shares, 0.24% **	589,237
	(Cost - $589,237)

	TOTAL INVESTMENTS - 100.3% (Cost - $6,978,048)(a)	$6,835,932
	CALL OPTIONS WRITTEN - (0.8)% (Premiums Received - $41,448)	(53,124)
	PUT OPTIONS WRITTEN - (0.3)% (Premiums Received - $61,025)	(16,719)
	OTHER ASSETS LESS LIABILITIES - 0.8%	42,496
	NET ASSETS - 100.0%	$6,808,585

Contracts *
	CALL OPTIONS WRITTEN - (0.8)%
921	iShares MSCI EAFE ETF, Expiration August 2018, Exercise Price $58 +	45,129
3	S&P 500 Index, Expiration September 2016, Exercise Price $2,140 +	7,995
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $41,448)	53,124

	PUT OPTIONS WRITTEN - (0.3)%
921	iShares MSCI EAFE ETF, Expiration August 2018, Exercise Price $46 +	8,289
3	S&P 500 Index, Expiration September 2016, Exercise Price $1,990 +	8,430
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $61,025)	16,719

	TOTAL OPTIONS WRITTEN - (Premiums Received - $102,473)	$69,843

EAFE - Europe, Australasia and Far East

MSCI - Morgan Stanley Capital International

^	All or a portion of the security is held as collateral for written call and put options.

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,875,434 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$40,513
Unrealized depreciation:	(149,858)
Net unrealized depreciation	$(109,345)

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
PORTFOLIO OF INVESTMENTS
June 30, 2016

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 87.9%
	EQUITY FUNDS - 87.9%
51,000	iShares Russell 2000 ETF ^	$5,863,470
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $5,414,396)

Contracts *
	PURCHASED CALL OPTIONS - 0.2%
25	iShares Russell 2000 ETF , Expiration August 2016, Exercise Price $1,220 +	12,250
3	S&P 500 Index, Expiration September 2016, Exercise Price $2,200 +	2,055
	TOTAL PURCHASED CALL OPTIONS - (Cost - $5,854)	14,305

	PURCHASED PUT OPTIONS - 6.7%
10	iShares Russell 2000 ETF, Expiration December 2017, Exercise Price $950 +	56,350
12	iShares Russell 2000 ETF, Expiration December 2017, Exercise Price $1,000 +	83,460
3	iShares Russell 2000 ETF, Expiration December 2017, Exercise Price $1,050 +	25,560
24	iShares Russell 2000 ETF, Expiration December 2017, Exercise Price $1,100 +	248,400
2	iShares Russell 2000 ETF, Expiration December 2017, Exercise Price $1,150 +	24,920
3	S&P 500 Index, Expiration September 2016, Exercise Price $1,930 +	5,760
	TOTAL PURCHASED PUT OPTIONS - (Cost - $655,561)	444,450

	TOTAL OPTIONS PURCHASED - (Cost - $661,415)	458,755

Shares
	SHORT TERM INVESTMENTS - 4.8%
320,843	Dreyfus Treasury Cash Management - Institutional Shares, 0.24% **	320,843
	(Cost - $320,843)

	TOTAL INVESTMENTS - 99.6% (Cost - $6,396,654)(a)	$6,643,068
	CALL OPTIONS WRITTEN - (1.7)% (Premiums Received - $45,940)	(110,745)
	PUT OPTIONS WRITTEN - (0.8)% (Premiums Received - $79,281)	(53,930)
	OTHER ASSETS LESS LIABILITIES - 2.9%	193,616
	NET ASSETS - 100.0%	$6,672,009

Contracts *
	CALL OPTIONS WRITTEN - (1.7)%
50	iShares Russell 2000 ETF, Expiration August 2016, Exercise Price $1,170 +	102,750
3	S&P 500 Index, Expiration September 2016, Exercise Price $2,140 +	7,995
	TOTAL CALL OPTIONS WRITTEN (Premiums Received - $45,940)	110,745

	PUT OPTIONS WRITTEN - (0.8)%
50	iShares Russell 2000 ETF, Expiration August 2016, Exercise Price $1,060 +	45,500
3	S&P 500 Index, Expiration September 2016, Exercise Price $1,990 +	8,430
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $79,281)	53,930

	TOTAL OPTIONS WRITTEN - (Premiums Received - $125,221)	$164,675

^	All or a portion of the security is held as collateral for written call and put options.

*	Each call or put option contract allows the holder of the option to purchase or sell, respectively, 100 shares of the underlying security.

+	Non-income producing security.

**	Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $6,029,319 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$449,074
Unrealized depreciation:	—
Net unrealized appreciation	$449,074

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2016

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unafiliated investments at cost	$1,517,995,796	$21,321,604	$6,978,048	$6,396,654
Affiliated investments at cost	168,379,262	—	—	—
Unafiliated investments at value	$1,639,803,303	$19,276,682	$6,835,932	$6,643,068
Affiliated investments at value	172,973,272	—	—	—
Cash held at broker	500,000	537,285	40,953	200,125
Receivable for Fund shares sold	5,246,466	50	17,970	8,465
Receivable for securities sold	1,499,190	15,991	5,999	5,999
Prepaid expenses and other assets	103,030	24,237	6,484	5,682
TOTAL ASSETS	1,820,125,261	19,854,245	6,907,338	6,863,339

LIABILITIES
Investment advisory fees payable	1,417,385	13,449	5,818	3,689
Options written, at value (Premiums Received - $21,156,292, $343,570, $102,473 and $125,221, respectively)	25,683,640	327,000	69,843	164,675
Payable for investments purchased	9,098,270	—	—	—
Payable for Fund shares repurchased	2,351,109	1	169	—
Payable for options purchased	1,096,348	3,609	1,352	1,351
Distribution (12b-1) fees payable	157,136	1,162	570	180
Payable to related parties	104,925	4,505	3,863	4,072
Accrued expenses and other liabilities	66,132	20,673	17,138	17,363
TOTAL LIABILITIES	39,974,945	370,399	98,753	191,330
NET ASSETS	$1,780,150,316	$19,483,846	$6,808,585	$6,672,009

NET ASSETS CONSIST OF:
Paid in capital	$1,730,633,504	$21,119,411	$6,857,184	$6,394,478
Accumulated net investment income (loss)	5,734,350	—	89,930	(20,548)
Accumulated net realized gain (loss) from investments and written options	(78,091,707)	392,787	(29,043)	91,119
Net unrealized appreciation (depreciation) on investments and written options	121,874,169	(2,028,352)	(109,486)	206,960
NET ASSETS	$1,780,150,316	$19,483,846	$6,808,585	$6,672,009

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$227,452,825	$2,866,911	$2,098,494	$25,821
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	19,458,741	313,411	213,040	2,512
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.69	$9.15	$9.85	$10.28
Maximum offering price per share (maximum sales charge of 5.50%)	$12.37	$9.68	$10.42	$10.88

Class C Shares :
Net Assets	$143,657,424	$738,988	$172,320	$234,103
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,460,805	81,298	17,555	22,841
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share (a)	$11.53	$9.09	$9.82	$10.25

Class I Shares:
Net Assets	$1,409,040,067	$15,877,947	$4,537,771	$6,412,085
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	120,087,823	1,732,761	460,311	623,711
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.73	$9.16	$9.86	$10.28

(a)	Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Class C shares of the Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets purchased prior to June 19, 2015 are not subject to the CDSC.

See accompanying notes to financial statements.

SWAN FUNDS
STATEMENTS OF OPERATIONS
For the Year or Period Ended June 30, 2016

		Swan Defined Risk	Swan Defined Risk	Swan Defined Risk
	Swan Defined Risk	Emerging Markets	Foreign Developed	U.S. Small Cap
	Fund	Fund	Fund (a)	Fund (a)
INVESTMENT INCOME
Dividends - Unaffiliated investments	$27,672,739	$360,002	$119,244	$8,492
Dividends - Affiliated investments	3,213,943	—	—	—
Interest	50,850	340	197	189
TOTAL INVESTMENT INCOME	30,937,532	360,342	119,441	8,681

EXPENSES
Investment advisory fees	14,749,453	178,394	18,317	19,063
Distribution (12b-1) fees:
Class A	461,549	6,945	1,216	13
Class C	1,096,320	6,326	421	532
Non 12b-1 shareholder servicing fees	946,480	29,208	518	93
Administrative services fees	667,478	9,920	1,400	1,499
Transfer agent fees	210,104	38,315	11,932	11,933
Accounting services fees	182,801	17,716	13,268	13,277
Printing and postage expenses	135,058	4,999	729	729
Custodian fees	90,259	9,389	3,729	3,729
Registration fees	61,030	32,091	2,458	4,959
Insurance expense	53,867	411	—	—
Compliance officer fees	49,375	507	169	169
Audit fees	16,510	15,500	15,499	15,499
Legal fees	16,016	11,499	4,972	4,972
Trustees’ fees and expenses	13,412	13,406	6,472	6,472
Interest expense	11,146	222	2,348	2,148
Other expenses	35,045	3,500	2,466	2,464
TOTAL EXPENSES	18,795,903	378,348	85,914	87,551

Less: Fees waived by the Administrator	—	—	(13,283)	(13,340)
Less: Fees waived/reimbursed by the Advisor	—	(114,200)	(43,120)	(44,982)
TOTAL NET EXPENSES	18,795,903	264,148	29,511	29,229

NET INVESTMENT INCOME (LOSS)	12,141,629	96,194	89,930	(20,548)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain (loss) on:
Investments - Unaffiliated	(8,568,777)	(370,491)	—	—
Investments - Affiliated	(2,074,410)	—	—	—
Options purchased	(75,555,801)	591,378	(58,864)	(72,187)
Options written	23,203,436	210,756	29,821	163,306
Net realized gain (loss) on investments and options written	(62,995,552)	431,643	(29,043)	91,119
Net change in unrealized appreciation (depreciation) on:
Investments - Unaffiliated	58,829,642	(1,668,417)	(33,413)	449,074
Investments - Affiliated	(1,362,308)	—	—	—
Options purchased	(1,710,680)	(310,682)	(108,703)	(202,660)
Options written	(3,913,855)	(59,265)	32,630	(39,454)
Net change in unrealized appreciation (depreciation) on investments and options written	51,842,799	(2,038,364)	(109,486)	206,960

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN	(11,152,753)	(1,606,721)	(138,529)	298,079

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$988,876	$(1,510,527)	$(48,599)	$277,531

(a)	The Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2016	June 30, 2015
FROM OPERATIONS
Net investment income	$12,141,629	$6,557,826
Net realized loss on investments and options written	(62,995,552)	(5,375,088)
Net change in unrealized appreciation on investments and options written	51,842,799	8,989,560
Net increase in net assets resulting from operations	988,876	10,172,298

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(1,021,370)	(502,029)
Class I	(8,855,363)	(3,986,545)
Net decrease in net assets resulting from distributions to shareholders	(9,876,733)	(4,488,574)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	186,100,621	152,326,185
Class C	78,805,921	54,251,586
Class I	935,569,316	788,760,807
Net asset value of shares issued in reinvestment of distributions:
Class A	741,174	376,987
Class I	6,174,137	2,988,558
Payments for shares redeemed:
Class A	(97,934,560)	(105,409,403)
Class C	(24,566,384)	(10,421,505)
Class I	(597,307,005)	(205,425,731)
Net increase in net assets from shares of beneficial interest	487,583,220	677,447,484

TOTAL INCREASE IN NET ASSETS	478,695,363	683,131,208

NET ASSETS
Beginning of Year	1,301,454,953	618,323,745
End of Year*	$1,780,150,316	$1,301,454,953
* Includes undistributed net investment income of:	$5,734,350	$3,469,454

SHARE ACTIVITY
Class A:
Shares Sold	16,287,608	12,890,006
Shares Reinvested	66,533	31,813
Shares Redeemed	(8,666,684)	(8,866,032)
Net increase in shares of beneficial interest outstanding	7,687,457	4,055,787

Class C:
Shares Sold	6,982,945	4,624,202
Shares Redeemed	(2,201,707)	(887,473)
Net increase in shares of beneficial interest outstanding	4,781,238	3,736,729

Class I:
Shares Sold	81,829,659	66,321,170
Shares Reinvested	552,743	251,774
Shares Redeemed	(52,576,774)	(17,265,338)
Net increase in shares of beneficial interest outstanding	29,805,628	49,307,606

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	June 30, 2016	June 30, 2015 (a)
FROM OPERATIONS
Net investment income	$96,194	$59,853
Net realized gain (loss) on investments and options written	431,643	(33,610)
Net change in unrealized appreciation (depreciation) on investments and options written	(2,038,364)	10,012
Net increase (decrease) in net assets resulting from operations	(1,510,527)	36,255

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(20,064)	—
Class C	(2,634)	—
Class I	(138,595)	—
Net decrease in net assets resulting from distributions to shareholders	(161,293)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,249,722	3,457,941
Class C	364,424	532,465
Class I	4,666,336	16,576,057
Net asset value of shares issued in reinvestment of distributions:
Class A	19,615	—
Class C	2,527	—
Class I	130,898	—
Payments for shares redeemed:
Class A	(1,999,700)	(543,613)
Class C	(96,410)	—
Class I	(1,678,270)	(2,562,581)
Net increase in net assets from shares of beneficial interest	3,659,142	17,460,269

TOTAL INCREASE IN NET ASSETS	1,987,322	17,496,524

NET ASSETS
Beginning of Period	17,496,524	—
End of Period*	$19,483,846	$17,496,524
* Includes undistributed net investment income of:	$—	$59,853

SHARE ACTIVITY
Class A:
Shares Sold	244,537	339,598
Shares Reinvested	2,227	—
Shares Redeemed	(219,777)	(53,174)
Net increase in shares of beneficial interest outstanding	26,987	286,424

Class C:
Shares Sold	39,891	51,955
Shares Reinvested	288	—
Shares Redeemed	(10,836)	—
Net increase in shares of beneficial interest outstanding	29,343	51,955

Class I:
Shares Sold	511,930	1,638,116
Shares Reinvested	14,858	—
Shares Redeemed	(188,539)	(243,604)
Net increase in shares of beneficial interest outstanding	338,249	1,394,512

(a)	The Swan Defined Risk Emerging Markets Fund commenced operations on December 30, 2014.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2016 (a)
FROM OPERATIONS
Net investment income	$89,930
Net realized loss on investments and options written	(29,043)
Net change in unrealized depreciation on investments and options written	(109,486)
Net decrease in net assets resulting from operations	(48,599)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,201,280
Class C	173,758
Class I	4,538,381
Payments for shares redeemed:
Class A	(55,948)
Class I	(287)
Net increase in net assets from shares of beneficial interest	6,857,184

TOTAL INCREASE IN NET ASSETS	6,808,585

NET ASSETS
Beginning of Period	—
End of Period*	$6,808,585
* Includes undistributed net investment income of:	$89,930

SHARE ACTIVITY
Class A:
Shares Sold	218,601
Shares Redeemed	(5,561)
Net increase in shares of beneficial interest outstanding	213,040

Class C:
Shares Sold	17,555
Net increase in shares of beneficial interest outstanding	17,555

Class I:
Shares Sold	460,340
Shares Redeemed	(29)
Net increase in shares of beneficial interest outstanding	460,311

(a)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
June 30, 2016 (a)
FROM OPERATIONS
Net investment loss	$(20,548)
Net realized gain on investments and options written	91,119
Net change in unrealized appreciation on investments and options written	206,960
Net increase in net assets resulting from operations	277,531

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	25,216
Class C	225,760
Class I	6,143,885
Payments for shares redeemed:
Class I	(383)
Net increase in net assets from shares of beneficial interest	6,394,478

TOTAL INCREASE IN NET ASSETS	6,672,009

NET ASSETS
Beginning of Period	—
End of Period*	$6,672,009
* Includes accumulated net investment loss of:	$(20,548)

SHARE ACTIVITY
Class A:
Shares Sold	2,512
Net increase in shares of beneficial interest outstanding	2,512

Class C:
Shares Sold	22,841
Net increase in shares of beneficial interest outstanding	22,841

Class I:
Shares Sold	623,748
Shares Redeemed	(37)
Net increase in shares of beneficial interest outstanding	623,711

(a)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.84	$11.73	$10.34	$10.00
Activity from investment operations:
Net investment income (2)	0.08	0.06	0.05	0.08
Net realized and unrealized gain (loss) on investments	(0.17)	0.09	1.38	0.37
Total from investment operations	(0.09)	0.15	1.43	0.45
Less distributions from:
Net investment income	(0.06)	(0.04)	(0.04)	(0.06)
Net realized gains	—	—	—	(0.05)
Total distributions	(0.06)	(0.04)	(0.04)	(0.11)
Net asset value, end of period	$11.69	$11.84	$11.73	$10.34
Total return (3)	(0.70)%	1.31%	13.84%	4.51	% (4)
Net assets, at end of period (000s)	$227,453	$139,333	$90,505	$40,280
Ratio of expenses to average net assets (5)	1.42%	1.44%	1.48%	1.62	% (6)
Ratio of net investment income to average net assets (5,7)	0.69%	0.51%	0.45%	0.82	% (6)
Portfolio Turnover Rate	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class A shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the		For the	For the		For the
	Year Ended		Year Ended	Year Ended		Period Ended
	June 30, 2016		June 30, 2015	June 30, 2014		June 30, 2013 (1)

Net asset value, beginning of period	$11.69		$11.63	$10.29		$10.16
Activity from investment operations:
Net investment income (loss) (2)	(0.00	) (3)	(0.02)	(0.02)		0.04
Net realized and unrealized gain (loss) on investments	(0.16)		0.08	1.36		0.19
Total from investment operations	(0.16)		0.06	1.34		0.23
Less distributions from:
Net investment income	—		—	(0.00	) (3)	(0.05)
Net realized gains	—		—	—		(0.05)
Total distributions	—		—	(0.00	) (3)	(0.10)
Net asset value, end of period	$11.53		$11.69	$11.63		$10.29
Total return (4)	(1.37)%		0.52%	13.07%		2.31	% (5)
Net assets, at end of period (000s)	$143,657		$89,802	$45,865		$12,607
Ratio of expenses to average net assets (6)	2.17%		2.19%	2.23%		2.34	% (7)
Ratio of net investment income (loss) to average net assets (6,8)	(0.03)%		(0.21%)	(0.21%)		0.55	% (7)
Portfolio Turnover Rate	18%		0%	0%		3	% (5)

(1)	The Swan Defined Risk Fund’s Class C shares commenced operations on October 18, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Period Ended
	June 30, 2016	June 30, 2015	June 30, 2014	June 30, 2013 (1)

Net asset value, beginning of period	$11.88	$11.76	$10.35	$10.00
Activity from investment operations:
Net investment income (2)	0.11	0.10	0.08	0.11
Net realized and unrealized gain (loss) on investments	(0.17)	0.09	1.39	0.36
Total from investment operations	(0.06)	0.19	1.47	0.47
Less distributions from:
Net investment income	(0.09)	(0.07)	(0.06)	(0.07)
Net realized gains	—	—	—	(0.05)
Total distributions	(0.09)	(0.07)	(0.06)	(0.12)
Net asset value, end of period	$11.73	$11.88	$11.76	$10.35
Total return (3)	(0.48)%	1.57%	14.19%	4.69	% (4)
Net assets, at end of period (000s)	$1,409,040	$1,072,320	$481,953	$166,594
Ratio of expenses to average net assets (5)	1.17%	1.19%	1.23%	1.32	% (6)
Ratio of net investment income to average net assets (5,7)	0.92%	0.81%	0.75%	1.19	% (6)
Portfolio Turnover Rate	18%	0%	0%	3	% (4)

(1)	The Swan Defined Risk Fund’s Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the	For the
	Year Ended	Period Ended
	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.09	$10.00
Activity from investment operations:
Net investment income (2)	0.02	0.09
Net realized and unrealized loss on investments	(0.89)	(0.00	) (3)
Total from investment operations	(0.87)	0.09
Less distributions from:
Net investment income	(0.07)	—
Total distributions	(0.07)	—
Net asset value, end of period	$9.15	$10.09
Total return (4)	(8.57)%	0.90	% (5)
Net assets, at end of period (000s)	$2,867	$2,890
Ratio of gross expenses to average net assets (6)	2.29%	2.97	% (7)
Ratio of net expenses to average net assets (6)	1.65%	1.65	% (7)
Ratio of net investment income to average net assets (6,8)	0.21%	1.85	% (7)
Portfolio Turnover Rate	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class A shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the	For the
	Year Ended	Period Ended
	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.06	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)	0.10
Net realized and unrealized loss on investments	(0.91)	(0.04)
Total from investment operations	(0.93)	0.06
Less distributions from:
Net investment income	(0.04)	—
Total distributions	(0.04)	—
Net asset value, end of period	$9.09	$10.06
Total return (3)	(9.28)%	0.60	% (4)
Net assets, at end of period (000s)	$739	$523
Ratio of gross expenses to average net assets (5)	3.05%	3.72	% (6)
Ratio of net expenses to average net assets (5)	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	(0.26)%	2.05	% (6)
Portfolio Turnover Rate	62%	40	% (4)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class C shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK EMERGING MARKETS FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the	For the
	Year Ended	Period Ended
	June 30, 2016	June 30, 2015 (1)

Net asset value, beginning of period	$10.10	$10.00
Activity from investment operations:
Net investment income (2)	0.06	0.06
Net realized and unrealized gain (loss) on investments	(0.91)	0.04	(3)
Total from investment operations	(0.85)	0.10
Less distributions from:
Net investment income	(0.09)	—
Total distributions	(0.09)	—
Net asset value, end of period	$9.16	$10.10
Total return (4)	(8.40)%	1.00	% (5)
Net assets, at end of period (000s)	$15,878	$14,084
Ratio of gross expenses to average net assets (6)	2.04%	2.72	% (7)
Ratio of net expenses to average net assets (6)	1.40%	1.40	% (7)
Ratio of net investment income to average net assets (6,8)	0.64%	1.10	% (7)
Portfolio Turnover Rate	62%	40	% (5)

(1)	The Swan Defined Risk Emerging Markets Fund’s Class I shares commenced operations on December 30, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Realized and unrealized gain per share does not correlate to the aggregate of the net realized and unrealized gain in the Statements of Operations for the period ended June 30, 2015, primarily due to the timing of the sales and repurchases of the Fund’s shares in relation to the fluctuating values for the Fund’s portfolio.

(4)	Total return assumes reinvestment of all dividends and distributions, if any.

(5)	Not annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK FOREIGN DEVELOPED FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	June 30, 2016 (1)	June 30, 2016 (1)	June 30, 2016 (1)

Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment income (2)	0.31	0.23	0.22
Net realized and unrealized loss on investments	(0.46)	(0.41)	(0.36)
Total from investment operations	(0.15)	(0.18)	(0.14)
Net asset value, end of period	$9.85	$9.82	$9.86
Total return (3,4)	(1.50)%	(1.80)%	(1.40)%
Net assets, at end of period (000s)	$2,098	$172	$4,538
Ratio of gross expenses to average net assets (5,6,7)	5.29%	6.04%	5.04%
Ratio of net expenses to average net assets (5,6,7)	1.78%	2.53%	1.53%
Ratio of net investment income to average net assets (5,6,7,8)	6.09%	4.62%	4.51%
Portfolio Turnover Rate (4)	0%	0%	0%

(1)	The Swan Defined Risk Foreign Developed Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Excluding interest expense, the ratio of gross expenses to average net assets would have been, 5.16%, 5.91% and 4.91% for Class A, Class C and Class I shares, respectively. Excluding interest expense, the ratio of net expenses to average net assets would have been, 1.65%, 2.40% and 1.40% for Class A, Class C and Class I shares, respectively. Excluding interest expense, the ratio of net investment income to average net assets would have been, 6.22%, 4.75%, 4.64% for Class A, Class C and Class I shares, respectively.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN DEFINED RISK U.S. SMALL CAP FUND
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Class A	Class C	Class I
	For the	For the	For the
	Period Ended	Period Ended	Period Ended
	June 30, 2016 (1)	June 30, 2016 (1)	June 30, 2016 (1)

Net asset value, beginning of period	$10.00	$10.00	$10.00
Activity from investment operations:
Net investment loss (2)	(0.06)	(0.10)	(0.06)
Net realized and unrealized gain on investments	0.34	0.35	0.34
Total from investment operations	0.28	0.25	0.28
Net asset value, end of period	$10.28	$10.25	$10.28
Total return (3,4)	2.80%	2.50%	2.80%
Net assets, at end of period (000s)	$26	$234	$6,412
Ratio of gross expenses to average net assets (5,6,7)	4.86%	5.61%	4.61%
Ratio of net expenses to average net assets (5,6,7)	1.76%	2.51%	1.51%
Ratio of net investment loss to average net assets (5,6,7,8)	(1.25)%	(2.04)%	(1.05)%
Portfolio Turnover Rate (4)	0%	0%	0%

(1)	The Swan Defined Risk U.S. Small Cap Fund commenced operations on December 29, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Excluding interest expense, the ratio of gross expenses to average net assets would have been, 5.46%, 6.21% and 5.21% for Class A, Class C and Class I shares, respectively. Excluding interest expense, the ratio of net expenses to average net assets would have been, 1.65%, 2.40% and 1.40% for Class A, Class C and Class I shares, respectively. Excluding interest expense, the ratio of net investment income to average net assets would have been, (1.14)%, (1.93)%, (0.94)% for Class A, Class C and Class I shares, respectively.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016

1.	ORGANIZATION

The Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund, (the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The investment objectives of the Funds are as follows:

Swan Defined Risk Fund – To seek income and growth of capital

Swan Defined Risk Emerging Markets Fund - To seek income and growth of capital

Swan Defined Risk Foreign Developed Fund - To seek income and growth of capital

Swan Defined Risk U.S. Small Cap Fund - To seek income and growth of capital

The Funds currently offer three classes of shares: Class A, Class C and Class I shares. The Swan Defined Risk Fund’s Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. The Swan Defined Risk Emerging Markets Fund’s Class A, Class C and Class I shares commenced operations on December 30, 2014. The Swan Defined Risk Foreign Developed Fund’s and the Swan Defined Risk U.S. Small Cap Fund’s Class A, Class C and Class I shares commenced operations on December 29, 2015. Class A shares of each Fund are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares of each Fund are offered at net asset value. Class C shares redeemed within 12 months of purchase will be subject to a CDSC of up to 1.00% of the lesser of the original purchase price or the proceeds of the redemption. Purchases of Class C shares of the Swan Defined Risk Fund and the Swan Defined Risk Emerging Markets Fund prior to June 19, 2015 are not subject to the CDSC. Each class of the Funds represents an interest in the same assets of the respective Fund and classes are identical except for differences in their distribution charges, sales charges, and minimum investment levels. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed- end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor and/or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Funds’ investments measured at fair value:

Swan Defined Risk Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$1,591,415,402	$—	$—	$1,591,415,402
Purchased Call Options	—	2,194,230	—	2,194,230
Purchased Put Options	—	125,278,940	—	125,278,940
Short-Term Investments	93,888,003	—	—	93,888,003
Total	$1,685,303,405	$127,473,170	$—	$1,812,776,575
Liabilities *
Call Options Written	$—	$15,856,960	$—	$15,856,960
Put Options Written	—	9,826,680	—	9,826,680
Total	$—	$25,683,640	$—	$25,683,640

Swan Defined Risk Emerging Markets Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$17,068,708	$—	$—	$17,068,708
Purchased Call Options	—	5,480	—	5,480
Purchased Put Options	—	1,637,918	—	1,637,918
Short-Term Investments	564,576	—	—	564,576
Total	$17,633,284	$1,643,398	$—	$19,276,682
Liabilities *
Call Options Written	$187,200	$21,320	$—	$208,520
Put Options Written	96,000	22,480	—	118,480
Total	$283,200	$43,800	$—	$327,000

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Swan Defined Risk Foreign Developed Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,664,715	$—	$—	$5,664,715
Purchased Call Options	5,060	2,055	—	7,115
Purchased Put Options	383,780	191,085	—	574,865
Short-Term Investments	589,237	—	—	589,237
Total	$6,642,792	$193,140	$—	$6,835,932
Liabilities *
Call Options Written	$45,129	$7,995	$—	$53,124
Put Options Written	8,289	8,430	—	16,719
Total	$53,418	$16,425	$—	$69,843

Swan Defined Risk U.S. Small Cap Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$5,863,470	$—	$—	$5,863,470
Purchased Call Options	—	14,305	—	14,305
Purchased Put Options	—	444,450	—	444,450
Short-Term Investments	320,843	—	—	320,843
Total	$6,184,313	$458,755	$—	$6,643,068
Liabilities *
Call Options Written	$—	$110,745	$—	$110,745
Put Options Written	—	53,930	—	53,930
Total	$—	$164,675	$—	$164,675

The Funds did not hold any Level 3 securities during the period. There were no transfers between Level 1 and Level 2 during the current period presented. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When a Fund writes an option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the purchase cost of the underlying security is reduced by the premium originally received. As a writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Funds’ policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2013 – 2015 for the Swan Defined Risk Fund and 2015 for the Swan Emerging Markets Fund, or expected to be taken by the Funds in their 2016 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Swan Capital Management, LLC (the “Advisor”) serves as investment advisor to the Funds. Subject to the authority of the Board, the Advisor is responsible for the management of the Funds’ investment portfolios. The Advisor has selected Swan Global Management, LLC, (the “Sub-Advisor”), an affiliate of the Advisor with the same ownership and management as the Advisor, to serve as the Funds’ sub-advisor, effective November 19, 2014 for the Swan Defined Risk Fund and since commencement of the Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

For the year or period ended June 30, 2016, the Advisory fees incurred by each of the funds were as follows:

Fund	Advisory Fees
Swan Defined Risk Fund	$14,749,453
Swan Defined Risk Emerging Markets Fund	178,394
Swan Defined Risk Foreign Developed Fund	18,317
Swan Defined Risk U.S. Small Cap Fund	19,063

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Swan Defined Risk Fund and the Swan Defined Risk Emerging Fund until at least October 31, 2016 and until at least October 31, 2017 for the Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund to the extent necessary so that the total expenses incurred by the applicable Fund (exclusive of any front-end or contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation (which may include indemnification of Fund officers, and trustees, and contractual indemnification of third party service providers other than the Advisor)) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares of the applicable Fund (the “expense limitations”).

During the year or period ended June 30, 2016, the Advisor waived advisory fees as follows:

Fund	Advisory Fees Waived
Swan Defined Risk Fund	$—
Swan Defined Risk Emerging Markets Fund	114,200
Swan Defined Risk Foreign Developed Fund	43,120
Swan Defined Risk U.S. Small Cap Fund	44,982

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitations, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the expense limitation. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the expense limitation, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Advisor has not recaptured waived fees during the year or period ended June 30, 2016.

As of June 30, 2016 the Advisor may recapture all or a portion of the waived fees no later than the dates stated below:

Fund	June 30, 2018	June 30, 2019	Total
Swan Defined Risk Fund	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	69,413	114,200	183,613
Swan Defined Risk Foreign Developed Fund	—	43,120	43,120
Swan Defined Risk U.S. Small Cap Fund	—	44,982	44,982

During the period June 30, 2016 the Administrator waived fees in the amount of $13,283 and $13,340 for the Swan Defined Risk Foreign Developed Fund and the Swan Defined Risk U.S. Small Cap Fund, respectively. The above mentioned fees waived by the administrator are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plans for Class A and Class C shares (the “Plans”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

shareholder services. Under the Plans, the Funds may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.

For the year or period ended June 30, 2016, the Funds incurred 12b-1 fees attributable to Class A and C shares as follows:

Fund	Class A	Class C
Swan Defined Risk Fund	$461,549	$1,096,320
Swan Defined Risk Emerging Markets Fund	6,945	6,326
Swan Defined Risk Foreign Developed Fund	1,216	421
Swan Defined Risk U.S. Small Cap Fund	13	532

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. During the year or period ended June 30, 2016, the Distributor received underwriting commissions for sales of Class A shares of each of the Funds as follows:

		Amount Retained
		by Principal
Fund	Commission	Underwriter
Swan Defined Risk Fund	$1,455,762	$172,944
Swan Defined Risk Emerging Markets Fund	21,216	2,861
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	794	81

During the year ended June 30, 2016, the Distributor made payments to the Advisor totaling $287,941, as reimbursement to the Advisor for commissions paid by the Advisor, on the Funds’ behalf, to intermediaries in connection with the sale of Class C shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

4.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the year or period ended June 30, 2016 were as follows:

Fund	Purchases	Sales
Swan Defined Risk Fund	$602,115,420	$236,236,143
Swan Defined Risk Emerging Markets Fund	14,324,017	9,214,553
Swan Defined Risk Foreign Developed Fund	5,698,128	—
Swan Defined Risk U.S. Small Cap Fund	5,414,396	—

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written for each of the Funds during the year or period ended June 30, 2016 were as follows:

Swan Defined Risk Fund

	Contracts	Premiums Received
Outstanding at Beginning of Year	19,040	$23,926,349
Options written	349,783	620,062,616
Options closed	(319,594)	(586,834,061)
Options exercised	(17,917)	(2,551,957)
Options expired	(15,312)	(33,446,655)
Outstanding at End of Year	16,000	$21,156,292

Swan Defined Risk Emerging Markets Fund

	Contracts	Premiums Received
Outstanding at Beginning of Year	6,892	$262,676
Options written	121,792	6,946,117
Options closed	(118,682)	(6,438,150)
Options exercised	(204)	(29,002)
Options expired	(182)	(398,071)
Outstanding at End of Year	9,616	$343,570

Swan Defined Risk Foreign Developed Fund

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options written	9,289	695,054
Options closed	(7,351)	(590,329)
Options expired	(90)	(2,252)
Outstanding at End of Period	1,848	$102,473

Swan Defined Risk U.S. Small Cap Fund

	Contracts	Premiums Received
Outstanding at Beginning of Period	—	$—
Options written	591	742,278
Options closed	(465)	(597,450)
Options expired	(20)	(19,607)
Outstanding at End of Period	106	$125,221

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of June 30, 2016.

Swan Defined Risk Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$127,473,170
Equity contracts/Equity price risk	Options Written	(25,683,640)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Swan Defined Risk Emerging Markets Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$1,643,398
Equity contracts/Equity price risk	Options Written	(327,000)

Swan Defined Risk Foreign Developed Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$581,980
Equity contracts/Equity price risk	Options Written	(69,843)

Swan Defined Risk U.S. Small Cap Fund

Contract Type/Primary Risk Exposure	Statements of Assets and Liabilities	Value
Equity contracts/Equity price risk	Investment securities at value	$458,755
Equity contracts/Equity price risk	Options Written	(164,675)

The following is a summary of the effect of derivative instruments on the Fund’s Statements of Operations for the year or period ended June 30, 2016.

Swan Defined Risk Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(75,555,801)	$(1,710,680)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$23,203,436	$(3,913,855)

Swan Defined Risk Emerging Markets Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$591,378	$(310,682)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$210,756	$(59,265)

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Swan Defined Risk Foreign Developed Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(58,864)	$(108,703)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$29,821	$32,630

Swan Defined Risk U.S. Small Cap Fund

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Purchased	on Options Purchased
Equity contracts/Equity price risk	$(72,187)	$(202,660)

		Change in Unrealized
	Realized Gain/(Loss)	Appreciation/(Depreciation)
Contract Type/Primary Risk Exposure	on Options Written	on Options Written
Equity contracts/Equity price risk	$163,306	$(39,454)

The notional value of the derivative instruments outstanding as of June 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year or period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Offsetting of Financial Assets and Derivative Assets

During the year or period ended June 30, 2016, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at June 30, 2016 for the Funds.

Swan Defined Risk Fund

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial	Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments	Pledged/Received	Net Amount
Written Options	$25,683,640	(1)	$—	$25,683,640	$25,183,640	$500,000	$—
Total	$25,683,640		$—	$25,683,640	$25,183,640	$500,000	$—

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Swan Defined Risk Emerging Markets Fund

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	$327,000	(1)	$—	$327,000	$327,000	(2)	$—	$—
Total	$327,000		$—	$327,000	$327,000		$—	$—

Swan Defined Risk Foreign Developed Fund

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	$69,843	(1)	$—	$69,843	$69,843	(2)	$—	$—
Total	$69,843		$—	$69,843	$69,843		$—	$—

Swan Defined Risk U.S. Small Cap Fund

Gross Amounts Not Offset in the Statement
Liabilities:					of Assets & Liabilities

			Gross Amounts	Net Amounts
			Offset in the	Presented in the
	Gross Amounts		Statement of	Statement of
	of Recognized		Assets &	Assets &	Financial		Cash Collateral
Description	Liabilities		Liabilities	Liabilities	Instruments		Pledged/Received	Net Amount
Written Options	$164,675	(1)	$—	$164,675	$164,675	(2)	$—	$—
Total	$164,675		$—	$164,675	$164,675		$—	$—

(1)	Written options at value as presented in the Portfolio of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

For fiscal year ended	Ordinary
6/30/2016	Income	Total
Swan Defined Risk Fund	$9,876,733	$9,876,733
Swan Defined Risk Emerging Markets Fund	161,293	161,293
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

For fiscal year ended	Ordinary
6/30/2015	Income	Total
Swan Defined Risk Fund	$4,488,574	$4,488,574
Swan Defined Risk Emerging Markets Fund	—	—
Swan Defined Risk Foreign Developed Fund	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Swan Defined Risk Fund	$5,734,350	$—	$(4,414,683)	$(95,510,693)	$—	$143,707,838	$49,516,812
Swan Defined Risk Emerging Markets Fund	580,246	—	—	—	(798)	(2,215,013)	(1,635,565)
Swan Defined Risk Foreign Developed Fund	89,930	—	(23,318)	—	(5,866)	(109,345)	(48,599)
Swan Defined Risk U.S. Small Cap Fund	—	—	(149,766)	—	(21,777)	449,074	277,531

The difference between book basis and tax basis unrealized appreciation (depreciation) and accumulated net realized gains (losses) from investments is primarily attributable to the tax deferral of losses on wash sales, and the mark-to-market on open index option contracts. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Swan Defined Risk U.S. Small Cap Fund incurred and elected to defer such late year losses of $20,548.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October
Losses
Swan Defined Risk Fund	$4,414,683
Swan Defined Risk Emerging Markets Fund	—
Swan Defined Risk Foreign Developed Fund	23,318
Swan Defined Risk U.S. Small Cap Fund	129,218

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
	Short-Term	Long-Term	Total
Swan Defined Risk Fund	$39,506,134	$56,004,559	$95,510,693
Swan Defined Risk Emerging Markets Fund	—	—	—
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Swan Defined Risk Fund	$—	$—	$—
Swan Defined Risk Emerging Markets Fund	—	5,246	(5,246)
Swan Defined Risk Foreign Developed Fund	—	—	—
Swan Defined Risk U.S. Small Cap Fund	—	—	—

7.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities. Companies that are affiliates at June 30, 2016 are noted in the Fund’s Portfolio of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

Swan Defined Risk Fund

		Value			Dividends		Change in	Value	Shares
		Beginning			Credited to	Realized	Unrealized	End of	Held at
Cusip	Description	of Year	Purchases	Sales Proceeds	Income	Loss	Depreciation	Year	End of Year
81369Y100	Materials Select Sector SPDR Fund	$130,249,814	$58,279,187	$12,119,011	$3,213,943	$(2,074,410)	$(1,362,308)	$172,973,272	3,732,699

8.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2016, the shareholders listed below held more than 25% of an individual Fund and may be deemed to control that Fund.

Shareholder	Fund	Percent
Pershing LLC.	Swan Defined Risk Emerging Markets Fund	48.77%
LPL Financial	Swan Defined Risk Foreign Developed Fund	39.76%
Pershing LLC.	Swan Defined Risk Foreign Developed Fund	30.79%
Pershing LLC.	Swan Defined Risk U.S. Small Cap Fund	49.77%
Swan Global Management LLC	Swan Defined Risk U.S. Small Cap Fund	36.93%

9.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Swan Defined Risk Emerging Markets Fund currently invests a portion of its assets in the iShares MSCI Emerging Markets ETF (“iShares ETF”). The Fund may redeem its investment from the iShares ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares ETF. The financial statements of the iShares ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2016, the percentage of the Fund’s net assets invested in the iShares ETF was 87.6%.

The Swan Defined Risk Foreign Developed Fund currently invests a portion of its assets in the iShares MSCI EAFE ETF (“iShares EAFE ETF”). The Fund may redeem its investment from the iShares EAFE ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares EAFE ETF. The financial statements of the iShares EAFE ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2016, the percentage of the Fund’s net assets invested in the iShares EAFE ETF was 83.2%.

SWAN FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016

The Swan Defined Risk U.S. Small Cap Fund currently invests a portion of its assets in the iShares Russell 2000 ETF (“iShares Russell ETF”). The Fund may redeem its investment from the iShares Russell ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The performance of the Fund may be directly affected by the performance of the iShares Russell ETF. The financial statements of the iShares Russell ETF, including the portfolios of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of June 30, 2016, the percentage of the Fund’s net assets invested in the iShares ETF was 87.9%.

10.	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Northern Lights Fund Trust III

and the Shareholders of Swan Defined Risk Fund,

Swan Defined Risk Emerging Markets Fund,

Swan Defined Risk Foreign Developed Fund and

Swan Defined Risk U.S. Small Cap Fund

We have audited the accompanying statements of assets and liabilities of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund (the “Funds”), each a series of shares of beneficial interest in the Northern Lights Fund Trust III, including the portfolios of investments, as of June 30, 2016, and the related statements of operations for the year and period then ended and the statements of changes in net assets and the financial highlights for each of the years and periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund, and Swan Defined Risk U.S. Small Cap Fund as of June 30, 2016, and the results of their operations for the year and period then ended and the changes in their net assets and their financial highlights for each of the years and periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 26, 2016

SWAN FUNDS

EXPENSE EXAMPLES (Unaudited)

June 30, 2016

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions; and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as noted below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the respective Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	1/1/16	6/30/16	1/1/16 – 6/30/2016*	1/1/16 – 6/30/2016*
Swan Defined Risk Fund
Class A	$1,000.00	$1,040.00	$7.25	1.43%
Class I	$1,000.00	$1,040.80	$5.99	1.18%
Class C	$1,000.00	$1,035.90	$10.98	2.17%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,043.30	$8.38	1.65%
Class I	$1,000.00	$1,044.50	$7.12	1.40%
Class C	$1,000.00	$1,038.90	$12.17	2.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$986.00	$8.15	1.65%
Class I	$1,000.00	$987.00	$6.92	1.40%
Class C	$1,000.00	$983.00	$11.83	2.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,031.10	$8.33	1.65%
Class I	$1,000.00	$1,031.10	$7.07	1.40%
Class C	$1,000.00	$1,028.10	$12.10	2.40%

SWAN FUNDS

EXPENSE EXAMPLES (Unaudited)(Continued)

December 31, 2015

	Beginning	Ending	Expenses Paid	Expense Ratio During
Hypothetical**	Account Value	Account Value	During Period	the Period
(5% return before expenses)	1/1/16	6/30/16	1/1/16 – 6/30/16*	1/1/16 – 6/30/16*
Swan Defined Risk Fund
Class A	$1,000.00	$1,017.75	$7.17	1.43%
Class I	$1,000.00	$1,019.00	$5.92	1.18%
Class C	$1,000.00	$1,014.07	$10.87	2.17%
Swan Defined Risk Emerging Markets Fund
Class A	$1,000.00	$1,016.66	$8.27	1.65%
Class I	$1,000.00	$1,017.90	$7.02	1.40%
Class C	$1,000.00	$1,012.93	$12.01	2.40%
Swan Defined Risk Foreign Developed Fund
Class A	$1,000.00	$1,016.66	$8.27	1.65%
Class I	$1,000.00	$1,017.90	$7.02	1.40%
Class C	$1,000.00	$1,012.93	$12.01	2.40%
Swan Defined Risk U.S. Small Cap Fund
Class A	$1,000.00	$1,016.66	$8.27	1.65%
Class I	$1,000.00	$1,017.90	$7.02	1.40%
Class C	$1,000.00	$1,012.93	$12.01	2.40%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

June 30, 2016

Approval of Advisory Agreements – Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund

In connection with a meeting held on August 26-27, 2015, the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust III (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as revised, discussed the approval of the investment advisory agreement (the “Advisory Agreement”) between Swan Capital Management, LLC (“Swan”), and the Trust with respect to the Swan Defined Risk Foreign Developed Fund (“Swan FD”) and Swan Defined Risk U.S. Small Cap Fund (“Swan SC”; together with Swan FD, the “New Swan Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Trustees conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Service. The Board reviewed the background information of the key investment personnel that will be responsible for servicing the New Swan Funds and noted that the investment team has diverse expertise across many sectors of the industry and has proven capable of providing a full array of investment services to the Swan Defined Risk Fund (“Swan DR”) and Swan Defined Risk Emerging Markets Fund (“Swan EM”), which are each separate mutual funds also advised by Swan within the Trust (the “Existing Swan Funds”). The Board further noted their familiarity with Swan, and that the investment team provides services to all Swan affiliates. The Board reviewed Swan’s investment process, noting that Swan will manage the New Swan Funds in the same manner it manages the Existing Swan Funds, by utilizing a proprietary defined risk strategy to select investments, but will focus on investments in foreign large capitalization equities for Swan FD and domestic small capitalization equities for Swan DR. Recognizing that not all strategy risks can be eliminated, the Trustees noted that Swan’s defined risk strategy appears to be properly designed to protect each Fund’s portfolio in declining markets. The Board reviewed Swan’s risk management process and agreed that it appears to have implemented a culture that appropriately integrates risk mitigation techniques into the trading plan. The Board noted that Swan reported it has had no material compliance or litigation issues with respect to SEC, FINRA, or state regulators in the past two years. The Board recognized that Swan has shown an ability to successfully manage other mutual funds and that the firm continues to seek improvements in all areas of its business through reinvestment in the business and addition of staff. The Board agreed that Swan appears to have the appropriate infrastructure and resources needed to support its growth and concluded that Swan has the potential to provide high quality service to the New Swan Funds and their future shareholders.

Performance. Swan provided the Board with the performance results of Swan DR, which uses a similar strategy to the New Swan Funds except applied to domestic large cap equities. The Trustees noted that Swan DR underperformed the S&P 500’s returns both on the one year and since inception (July 2012) periods, but agreed with Swan’s explanation that such underperformance was not unexpected due to the sustained strong equity market, and the fact that the risk overlay component designed to protect capital and prevent large losses during down markets caused the strategy to miss some of the market gains. The Trustees noted that Swan, as part of its presentation to the Board, provided data for its separately managed accounts (“SMAs”) that utilize the same strategy as Swan DR, which showed that the strategy outperformed the S&P 500 over the long term; the 10-year and since inception (July 1997) time periods. The Board agreed that these results demonstrate that the defined risk strategy has the potential to perform as expected and concluded that Swan has the potential to provide satisfactory performance to the New Swan Funds.

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited) (Continued)

June 30, 2016

Fees & Expenses. Swan FD – The Board noted that a 1.00% advisory fee was proposed for the Fund and observed that it was in line with the peer group average, lower than the Alternative Long/Short Morningstar category average, but higher than the Foreign-Large Blend Morningstar category average and within the range of each category and the peer group. The Board considered Swan’s observation that the funds in the Foreign-Large Blend Morningstar category are more passively managed as compared to the Fund and that no fund in either the Morningstar category or the peer group provides an actively managed hedged equity strategy for the foreign developed market. The Board also noted that the proposed fee was the same as the fee charged by Swan to Swan DR and lower than what it charges its SMAs. The Trustees also discussed the proposed sub-advisory fees and the allocation of duties among the two entities. The Board concluded that, in light of the fact that the advisory fee was in the range of the peer group and Morningstar categories, and that the strategy included a labor intensive risk overlay component, the advisory and the sub-advisory fees appear reasonable.

Swan SC – The Board noted that a 1.00% advisory fee was proposed for the Fund and observed that it was lower than the peer group average, lower than the Alternative Long/Short Morningstar category average, but higher than the Small Cap-Blend Morningstar category average and within the range of each category and the peer group. The Board considered the observation of Swan that the funds in the Small Cap Blend Morningstar category are more passively managed as compared to the Fund and that no fund in either Morningstar category or the peer group provides an actively managed hedged equity strategy for the small cap market. The Board also noted that the proposed fee was the same as the fee SCM charged to Swan DR and lower than what it charges to its SMAs. The Trustees also discussed the proposed sub-advisory fees and the allocation of duties among the two entities. The Board concluded that, in light of the fact that the advisory fee was in the range of the peer group and Morningstar categories, and that the strategy included a labor intensive risk overlay component, the advisory and the sub-advisory fees appear reasonable.

Economies of Scale. The Board discussed the anticipated size of the New Swan Funds and their prospects for growth. The Trustees concluded that based on the anticipated size of each Fund, meaningful economies justifying breakpoints will not likely be realized during the initial term of the agreements. The Board observed that a representative of Swan agreed to discuss the implementation of breakpoints as the New Swan Funds grow and Swan achieves economies of scale. The Board agreed to monitor and readdress the issue at the appropriate time.

Profitability. The Board considered the anticipated profits to be realized by Swan in connection with the operation of each Fund and whether the amount of profit is a fair entrepreneurial profit for the management of each Fund. The Trustees noted that Swan anticipates it will realize a very modest profit in terms of actual dollars and percentage of revenues over the first two years from its relationship with each Fund. The Board was satisfied that Swan’s anticipated profitability level associated with its relationship with each Fund was not excessive.

Conclusion. Having requested and received such information from Swan as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreements and Sub-Advisory Agreements, and as assisted by the advice of independent counsel, the Board concluded that the advisory and sub-advisory fee structure was reasonable and that approval of the Advisory Agreements and Sub-Advisory Agreements was in the best interests of the Trust and the future shareholders of Swan FD and Swan SC.

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2016

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address* Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen In The Fund Complex**	Other Directorships Held During Past 5 Years***
James U. Jensen 1944	Trustee	Since February 2012, Indefinite	Chief Executive Officer, ClearWater Law & Governance Group, LLC (an operating board governance consulting company) (since 2008).	37	Wasatch Funds Trust, (since 1986); Agricon Global Corporation, formerly Bayhill Capital Corporation (large scale farming in Ghana, West Africa) (since December 2007 to February 2014); Lifetime Achievement Fund, Inc. (February 2012 to April 2012).
Patricia Luscombe 1961	Trustee	Since January 2015, Indefinite	Managing Director of the Valuations and Opinions Group, Lincoln International LLC (since 2007).	37	Monetta Mutual Funds (since 2015).
John V. Palancia 1954	Trustee, Chairman	Trustee, since February 2012, Indefinite; Chairman of the Board since May 2014	Retired (since 2011); Formerly, Director of Global Futures Operations Control, Merrill Lynch, Pierce, Fenner & Smith, Inc. (1975-2011).	144	Northern Lights Fund Trust (since 2011); Northern Lights Variable Trust (since 2011); Lifetime Achievement Fund, Inc. (February 2012 to April 2012); Alternative Strategies Fund (since 2012)
Mark H. Taylor 1964	Trustee, Chairman of the Audit Committee	Since February 2012, Indefinite	Andrew D. Braden Professor of Accounting and Auditing, Weatherhead School of Management, Case Western Reserve University (since 2009); President, Auditing Section of the American Accounting Association (2012-2015); Former member of the AICPA Auditing Standards Board, AICPA ( 2008- 2011).	144	Alternative Strategies Fund (since June 2010); Lifetime Achievement Fund, Inc. (February 2007 to April 2012); Northern Lights Fund Trust (since 2007); Northern Lights Variable Trust (since 2007).
Jeffery D. Young 1956	Trustee	Since January 2015, Indefinite	Retired (since 2014); Formerly Asst. Vice President - Transportation Systems, Union Pacific Railroad Company (1976-2014).	37	PS Technology, Inc. (2010-2013).

*	The address of each Trustee and officer is c/o Gemini Fund Services, LLC, 17605 Wright Street, Omaha, Nebraska 68130

**	The “Fund Complex” includes the following registered management investment companies in addition to the Trust: Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Fund Trust IV and Northern Lights Variable Trust.

***	Only includes directorships held within the past 5 years in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934, or any company registered as an investment company under the 1940 Act.

6/30/16-NLFT III-v1

SWAN FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

June 30, 2016

Officers of the Trust

Name, Address Year of Birth	Position(s) Held with Registrant	Length of Service and Term	Principal Occupation(s) During Past 5 Years
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	President	May 2015, indefinite	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).
Brian Curley 80 Arkay Drive Hauppauge, NY 11788 1970	Treasurer	February 2013, indefinite	Vice President, Gemini Fund Services, LLC (2015 to present), Assistant Vice President, Gemini Fund Services, LLC (2012 - 2014); Senior Controller of Fund Treasury, The Goldman Sachs Group, Inc. (2008 – 2012).
Eric Kane 80 Arkay Drive Hauppauge, NY 11788 1981	Secretary	Since November 2013, indefinite	Assistant Vice President, Gemini Fund Services, LLC (2014 to present), Staff Attorney, Gemini Fund Services, LLC (2013 - 2014), Law Clerk, Gemini Fund Services, LLC (2009 - 2013), Legal Intern, NASDAQ OMX (2011 - 2011).
William Kimme 17605 Wright Street Omaha, NE 68130 1962	Chief Compliance Officer	February 2012, indefinite	Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); Due Diligence and Compliance Consultant, Mick & Associates (2009- 2011).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-877-896-2590.

6/30/16-NLFT III-v1

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡        affiliates from using your information to market to you

¡        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR
Swan Capital Management, LLC
227 E. Third Avenue, Unit A
Durango, CO 81301

INVESTMENT SUB-ADVISOR
Swan Global Management, LLC
7 Ridgetop
Palmas Del Mar, PR 00791

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees	2014	2015	2016
	Swan Defined Risk Fund	$13,500	$13,500	$14,000
	Swan Defined Risk Emerging Markets Fund		$13,500	$13,500
	Swan Defined Risk Foreign Developed Fund			$13,200
	Swan Defined Risk U.S Small Cap Fund			$13,200

(b)	Audit-Related Fees	2014	2015	2016
	Swan Defined Risk Fund	None	None	None
	Swan Defined Risk Emerging Markets Fund		None	None
	Swan Defined Risk Foreign Developed Fund			None
	Swan Defined Risk U.S Small Cap Fund			None

(c)	Tax Fees	2014	2015	2016
	Swan Defined Risk Fund	$2,000	$2,000	$2,200
	Swan Defined Risk Emerging Markets Fund		$2,000	$2,200
	Swan Defined Risk Foreign Developed Fund			$2,200
	Swan Defined Risk U.S Small Cap Fund			$2,200

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees	2014	2015	2016
	Swan Defined Risk Fund	None	None	None
	Swan Defined Risk Emerging Markets Fund		None	None
	Swan Defined Risk Foreign Developed Fund			None
	Swan Defined Risk U.S Small Cap Fund			None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

Swan Defined Risk Fund	2016	2015	2014
Audit-Related Fees:	0.00%	0.00%	0.00%
Tax Fees:	0.00%	0.00%	0.00%
All Other Fees:	0.00%	0.00%	0.00%

Swan Defined Risk Emerging Markets Fund	2016	2015
Audit-Related Fees:	0.00%	0.00%
Tax Fees:	0.00%	0.00%
All Other Fees:	0.00%	0.00%

Swan Defined Risk Foreign Developed Fund	2016
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

Swan Defined Risk U.S. Small Cap Fund	2016
Audit-Related Fees:	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	2016	2015	2014
Swan Defined Risk Fund	$2,200	$2,000	$2,000
Swan Defined Risk Emerging Markets Fund	$2,200	$2,000
Swan Defined Risk Foreign Developed Fund	$2,200
Swan Defined Risk U.S. Small Cap Fund	$2,200

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 9/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James P. Ash

James P. Ash, Principal Executive Officer/President

Date 9/6/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/6/16